Annual Total Returns[BarChart] - Vanguard Growth and Income Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.42%	16.92%	32.59%	14.04%	1.92%	11.97%	20.68%	(4.71%)	29.66%	17.94%